Earnings Per Share (Schedule Of Anti-Dilutive Options and Awards) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Stock options excluded from the calculation of diluted EPS	2,610	3,559	4,570
Weighted average exercise price of stock options excluded from the calculation of diluted EPS	$ 26.29	$ 24.4	$ 23.46
Other equity awards excluded from the calculation of diluted EPS	37	98	0